Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings/(loss) per share

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Net profit/(loss) attributable to shareholders (€m)	136.5	36.4	(337.3)	(167.5)	(128.0)
Weighted average Ordinary Shares and Founder Preferred Shares	176,080,272	183,518,743	145,590,810	50,025,000	n.p.
Basic earnings/(loss) per share (€’s)	0.78	0.20	(2.32)	(3.35)	n.p.

n.p. not presented
Diluted earnings/(loss) per share

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Net profit/(loss) attributable to shareholders (€m)	136.5	36.4	(337.3)	(167.5)	(128.0)
Weighted average Ordinary Shares and Founder Preferred Shares	184,786,162	183,528,621	145,590,810	50,025,000	n.p.
Diluted earnings/(loss) per share (€’s)	0.74	0.20	(2.32)	(3.35)	n.p.

n.p. not presented